Business combination (Tables)	6 Months Ended
Mar. 31, 2026
Business combination
Summary of purchase price allocation for business acquisition
Acquisition Date Fair Value Allocation	Amount
Identified intangible asset (export heavy crude oil license)	$1,998,417
Total fair value of net identifiable assets acquired	$2,000,000
Total purchase consideration (common shares issued)	$2,000,000
Goodwill recognized on acquisition	-

Schedule of pro forma supplemental information
	Six months ended March 31, 2026	Six months ended March 31, 2025
Pro forma revenues	$17,720,359	$16,376,697
Pro forma net (loss) income	$(50,050,693)	$6,434,545